Revenue Classified by Significant Product and Service Offerings (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revenue from External Customer [Line Items]
Revenue	$ 22,180	$ 21,729	$ 26,470	$ 23,201	$ 23,382	$ 20,403	$ 24,519	$ 18,529	$ 93,580	$ 86,833	$ 77,849
Microsoft Office system
Revenue from External Customer [Line Items]
Revenue									23,538	24,323	22,995
Server products and tools
Revenue from External Customer [Line Items]
Revenue									18,612	17,055	15,408
Windows PC operating system
Revenue from External Customer [Line Items]
Revenue									14,826	16,856	17,529
Xbox
Revenue from External Customer [Line Items]
Revenue									9,121	8,643	7,100
Phone
Revenue from External Customer [Line Items]
Revenue									7,702	3,073	615
Consulting and product support services
Revenue from External Customer [Line Items]
Revenue									5,090	4,767	4,372
Advertising
Revenue from External Customer [Line Items]
Revenue									4,557	4,016	3,387
Surface
Revenue from External Customer [Line Items]
Revenue									3,900	1,883	853
Other products and services
Revenue from External Customer [Line Items]
Revenue									$ 6,234	$ 6,217	$ 5,590